Annual Total Returns- Vanguard Extended Duration Treasury Index Fund (ETF) [BarChart] - ETF - Vanguard Extended Duration Treasury Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	55.81%	3.18%	(20.94%)	45.64%	(4.45%)	1.52%	13.52%	(3.51%)	19.14%	24.22%